Quarterly Financial Information (Schedule Of Quarterly Financial Information) (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Abstract]
Operating Revenues	$ 28,436,000,000		$ 27,913,000,000		$ 27,536,000,000		$ 26,990,000,000		$ 26,395,000,000		$ 26,484,000,000		$ 26,773,000,000		$ 26,913,000,000		$ 110,875,000,000	$ 106,565,000,000	$ 107,808,000,000
Operating Income	(1,112,000,000)		4,647,000,000		4,892,000,000		4,453,000,000		6,411,000,000		3,383,000,000		410,000,000		4,441,000,000		12,880,000,000	14,645,000,000	15,978,000,000
Net income attributable to Verizon	(2,023,000,000)	[1]	1,379,000,000	[1]	1,609,000,000	[1]	1,439,000,000	[1]	2,639,000,000	[1]	659,000,000	[1]	(1,192,000,000)	[1]	443,000,000	[1]	2,404,000,000	2,549,000,000	4,894,000,000
Earnings (Loss) Per Share, Basic	$ (0.71)	[1]	$ 0.49	[1]	$ 0.57	[1]	$ 0.51	[1]	$ 0.93	[1]	$ 0.23	[1]	$ (0.42)	[1]	$ 0.16	[1]	$ 0.85	$ 0.90	$ 1.72
Earnings (Loss) Per Share, Diluted	$ (0.71)	[1]	$ 0.49	[1]	$ 0.57	[1]	$ 0.51	[1]	$ 0.93	[1]	$ 0.23	[1]	$ (0.42)	[1]	$ 0.16	[1]	$ 0.85	$ 0.90	$ 1.72
Net Income	(212,000,000)		3,542,000,000		3,604,000,000		3,264,000,000		4,648,000,000		2,698,000,000		553,000,000		2,318,000,000		10,198,000,000	10,217,000,000	11,601,000,000
Non-operational charges included in consolidated results of operations	$ 3,500,000,000		$ 200,000,000						$ 1,100,000,000		$ 900,000,000		$ 2,800,000,000		$ 1,100,000,000

[1]	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.